Accounts Receivable	12 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accounts Receivable	Accounts Receivable

Accounting Policy

Accounts receivable are recognized initially at fair value and subsequently measured at amortized cost, less any provisions for impairment. Financial assets measured at amortized cost are assessed for impairment at the end of each reporting period. Impairment provisions are estimated using the expected credit loss impairment model where any expected future credit losses are provided for, irrespective of whether a loss event has occurred at the reporting date.

Estimates of expected credit losses take into account the Company’s collection history, deterioration of collection rates during the average credit period, as well as observable changes in and forecasts of future economic conditions that affect default risk. Where applicable, the carrying amount of a trade receivable is reduced for any expected credit losses through the use of an allowance for doubtful accounts (“AFDA”) provision. Changes in the AFDA provision are recognized in the statement of comprehensive loss. When the Company determines that no recovery of the amount owing is possible, the amount is deemed irrecoverable and the financial asset is written off.

	Notes	June 30, 2021	June 30, 2020
		$	$
Trade receivables	30(a)	42,030	45,199
Sales taxes receivable		1,625	5,912
Lease receivable	30(a)	978	—
Consideration receivable from divestiture	12(b)	2,167	—
Government grant receivable	5	6,617	—
Other receivables (1)		2,844	2,999
		56,261	54,110
(1) Includes interest receivable from the convertible debenture held in Choom Holdings Inc. (Note 6(f)), High Tide (Note 6(h)), Investee-B (Note 6(g)), and Investee-C (Note 6(k)).